Note 10 - Long-term Debt and Capital Lease Obligations (Details) - Long-Term Debt Maturities (Convertible Debt [Member], USD $)	Dec. 31, 2013
Convertible Debt [Member]
Debt Instrument [Line Items]
2015	$ 650,000
650,000
$ 650,000